Average Annual Total Returns - Nationwide Bailard International Equities Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class M Shares 1 Year	Class M Shares 5 Years	Class M Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	1.72%	3.62%	3.82%	1.54%	3.01%	3.30%	1.38%	2.72%	3.00%	6.05%	4.06%	3.66%	8.27%	5.22%	4.77%	8.27%	5.22%	4.73%	8.20%	5.13%	4.66%	7.82%	7.45%	5.51%